9. Earnings per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share from profits attributable to the ordinary equity holders of the parent:
Earnings used in calculation of both ordinary and dilutive EPS	$ 11,907	$ (202,114)	$ (4,550,604)
Earnings used in calculation of both ordinary and dilutive EPS for ongoing operations	$ 11,907	$ (202,114)	$ (4,550,604)
Weighted average number of ordinary shares outstanding during the year used in calculating basic EPS	40,870,275	40,870,275	40,870,275
Weighted average number of ordinary shares outstanding during the year used in calculating dilutive EPS	40,870,275	40,870,275	40,870,275